FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:
                 CUNA Mutual Variable Annuity Account
                 2000 Heritage Way
                 Waverly, Iowa 50677

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.       Investment Company Act File Number: 811-08260

         Securities Act File Number: 333-148421, 333-148423, 333-148422,
         333-148426

4(a).    Last day of fiscal year for which this notice is filed: December 31,
         2009

4(b).    [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    [ ]     Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):
                                                                  $1,100,275,112

         (ii)    Aggregate price of securities
                 redeemed or repurchased
                 during the fiscal year:
                                                $1,137,868,976

         (iii)   Aggregate price of securities
                 redeemed or repurchased
                 during any prior fiscal year
                 ending no earlier than
                 October 11, 1995 that were
                 not previously used  to
                 reduce registration fees
                 payable to the Commission:       $386,491,634

         (iv)    Total available redemption
                 credits [add Items 5(ii) and
                 5(iii):
                                                                 -$1,524,360,610
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         (v)     Net Sales - if Item 5(i) is
                 greater than Item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]:
                                                                  $0

         (vi)    Redemption credits available
                 for use in future years - if
                 Item 5(i) is less than
                 Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:    $ (424,085,498)

         (vii)   Multiplier for determining
                 registration fee (See
                 Instruction C.9):
                                                                  x .00007130
                                                                  -----------
         (viii)  Registration fee due
                 [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if
                 no fee is due):
                                                                  = $0

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         N/A.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  $     0
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             March ____, 2010

         Method of Delivery:

         [ ]     Wire Transfer
         [ ]     Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Jeff Post
                          ------------
                          Jeff Post, President and Chief Executive Officer CUNA Mutual Insurance Society

Date: March 8, 2010
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